Impairment (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Impairment losses reversals	$ 1,315	$ (3,190)	$ 7,339
Property Plant And Equipment And Intangible Assets [Member]
IfrsStatementLineItems [Line Items]
Impairment losses reversals	(1,164)	3,415	(7,354)
Property Plant And Equipment And Intangible Assets [Member] | Producing Properties Relating To Oil And Gas Activities In Brazil Several Cgus [Member]
IfrsStatementLineItems [Line Items]
Carrying amount	8,307	23,734	42,421
Recoverable amount	7,747	36,396	40,511
Impairment losses reversals	$ (628)	$ 3,373	$ (7,316)
Business segment	E&P	E&P	E&P
Property Plant And Equipment And Intangible Assets [Member] | Oil And Gas Production And Drilling Equipment In Brazil [Member]
IfrsStatementLineItems [Line Items]
Carrying amount	$ 486	$ 250	$ 120
Recoverable amount	7
Impairment losses reversals	$ (478)	$ (250)	$ (119)
Business segment	E&P	E&P	E&P
Property Plant And Equipment And Intangible Assets [Member] | Itaborai Utilities [Member]
IfrsStatementLineItems [Line Items]
Carrying amount	$ 919
Recoverable amount	777
Impairment losses reversals	$ (142)
Business segment	Gas &Power
Property Plant And Equipment And Intangible Assets [Member] | Second Refining Unit In R N E S T [Member]
IfrsStatementLineItems [Line Items]
Carrying amount	$ 792	$ 404	$ 410
Recoverable amount	882	767	388
Impairment losses reversals	$ 89	$ 359	$ (22)
Business segment	RT&M	RT&M	RT&M
Property Plant And Equipment And Intangible Assets [Member] | Others [Member]
IfrsStatementLineItems [Line Items]
Impairment losses reversals	$ (5)	$ (67)
Business segment	Several	Several
Property Plant And Equipment And Intangible Assets [Member] | Comperj [Member]
IfrsStatementLineItems [Line Items]
Carrying amount			$ 266
Recoverable amount			526
Impairment losses reversals			$ 260
Business segment			RT&M
Property Plant And Equipment And Intangible Assets [Member] | Corporate Facilities [Member]
IfrsStatementLineItems [Line Items]
Carrying amount			$ 152
Impairment losses reversals			$ (161)
Business segment			Corporate, others
Property Plant And Equipment And Intangible Assets [Member] | Other [Member]
IfrsStatementLineItems [Line Items]
Impairment losses reversals			$ 2
Business segment			Several